Summary of Significant Accounting Policies (Schedule of Customers Representing Greater than Ten Percent of Revenues) (Details) - Revenues [Member]	12 Months Ended
	Aug. 31, 2015		Aug. 31, 2014
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		[1]	17.50%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	33.50%		41.90%
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	12.20%		16.50%
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	13.10%		11.60%
Customer I [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	11.90%			[1]

[1]	No revenue